Derivative Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012 Nomura Swap Agreement [Member]	Jun. 30, 2012 Nomura Swap Agreement [Member]
Credit Derivatives [Line Items]
Gain Loss On Interest Rate Cash Flow Hedge Ineffectiveness					$ 0
Reclassification adjustments from interest rate swap losses transferred to Consolidated Statements of Operations	490	359		200
Cash Flow Hedge Gain Loss To Be Reclassified Within Twelve Months	1,300
Cash collateral	6,623		5,700	1,100	1,100
Swap Fair Value as of June 30, 2012				1,500	1,500
Derivative Net Liability Position Aggregate Fair Value	$ 39,500